Financial Risk Management (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	Restated June 30
		2022	2022	2021
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$99,039,172	$142,737,362	$102,601,252
Trade and other receivables	10	11,984,834	13,659,367	1,633,701
Financial assets at fair value through profit or loss	15	16,490,271	16,666,619	—
Total financial assets		127,514,277	173,063,348	104,234,953
Financial liabilities
Trade payables	18	4,108,380	2,651,984	1,369,284
Lease liabilities	20	5,178,938	5,345,678	5,654,083
Borrowings	21	36,162,902	36,963,328	4,702,239
Total financial liabilities		$45,450,220	$44,960,990	$11,725,606

Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2022 CAD	Restated June 30, 2022 CAD	December 31, 2022 USD	Restated June 30, 2022 USD
Cash at bank	$—	$—	$55,708,444	$100,003,197
Trade receivables	—	—	3,296,587	2,006,889
Trade payables	25,038	10,374	2,424,565	623,875
Borrowings	$—	$—	$—	$—

Summary of Contractual Maturities of Non-derivative Financial Liabilities

As of December 31, 2022, the contractual maturities of the group’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2022	US$	US$	US$	US$	US$	US$	US$
Trade payables	$6,954,464	$—	$—	$—	$—	$6,954,464	$6,954,464
Lease liabilities	$278,867	$286,800	$573,600	$1,720,800	$3,680,600	$6,540,667	$5,178,938
Borrowings	$1,136,116	$1,150,846	$2,498,302	$7,164,079	$34,423,607	$46,372,950	$36,162,902
Total non-derivatives	$8,369,447	$1,437,646	$3,071,902	$8,884,879	$38,104,207	$59,868,081	$48,296,304